PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 1,771	£ 2,025
Receivable within 1 year
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	864	977
1 to 2 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	548	620
2 to 3 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	274	312
3 to 4 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	78	102
4 to 5 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	7	12
Over 5 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 0	£ 2